Material partly-owned subsidiaries (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Net equity attributed to non-controlling interests	€ (498)	€ (117)
ECART Internet Services Nigeria
Disclosure of subsidiaries [line items]
Proportion of equity interest held by non-controlling interests	0.29%	0.29%
Net equity attributed to non-controlling interests	€ (825)	€ (608)
Jumia Egypt LLC
Disclosure of subsidiaries [line items]
Proportion of equity interest held by non-controlling interests	0.18%	0.18%
Net equity attributed to non-controlling interests	€ (226)	€ (163)
ECART services Morocco Sarl
Disclosure of subsidiaries [line items]
Proportion of equity interest held by non-controlling interests	0.18%	0.18%
Net equity attributed to non-controlling interests	€ (149)	€ (110)
ECART services Kenya Limited
Disclosure of subsidiaries [line items]
Proportion of equity interest held by non-controlling interests	0.18%	0.18%
Net equity attributed to non-controlling interests	€ (126)	€ (92)
ECART services Ivory Coast SRL
Disclosure of subsidiaries [line items]
Proportion of equity interest held by non-controlling interests	0.18%	0.18%
Net equity attributed to non-controlling interests	€ (125)	€ (96)
Jade E-Services South Africa PTY Ltd
Disclosure of subsidiaries [line items]
Proportion of equity interest held by non-controlling interests	0.18%	0.18%
Net equity attributed to non-controlling interests	€ (74)	€ (63)
Other subsidiaries
Disclosure of subsidiaries [line items]
Net equity attributed to non-controlling interests	€ 1,027	€ 1,015